Trade and other receivables - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Non-interest-bearing trade receivables, payment terms		30 days
Impairment Loss On Trade Receivables		$ 40	$ 8
Other receivables		129	37
Trade deposits and loans [member]
Disclosure of detailed information about financial instruments [line items]
Impairment Loss On Trade Receivables		48
UK Portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Rent payable		65
Other receivables		77
Covid-19 [member]
Disclosure of detailed information about financial instruments [line items]
Impairment Loss On Trade Receivables	$ 22	40
System Fund Expenses [Member]
Disclosure of detailed information about financial instruments [line items]
Impairment loss		$ 24	$ 12